EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about changes in the fair value of plan assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Assets And Liabilities [Abstract]
Balance at January 1,	$ 128	$ 85
Interest income	4	4
Return, net of interest income - remeasurement gain (loss)	2	(1)
Benefits paid	(23)	(54)
Amounts deposited	101	92
Foreign currency translation effect	5	2
Balance at December 31,	$ 217	$ 128